Loans and Allowance for Credit Losses, Impaired Loans (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Impaired Loans [Abstract]
Unpaid principal balance	$ 19,464	$ 22,110
Impaired loans	16,347	18,674
Impaired loans with related allowance for credit losses	9,078	11,639
Related allowance for credit losses	1,443	1,890
Loans and Leases Receivable, Impaired, Commitment to Lend	513	579
Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Impaired Loans [Abstract]
Impaired loans	1,300	1,400
Total Commercial [Member]
Impaired Loans [Abstract]
Unpaid principal balance	4,505	5,306
Impaired loans	3,221	3,960
Impaired loans with related allowance for credit losses	2,897	3,651
Related allowance for credit losses	514	705
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	3,057	3,577
Impaired loans	2,030	2,568
Impaired loans with related allowance for credit losses	1,730	2,310
Related allowance for credit losses	319	462
Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	1,228	1,502
Impaired loans	1,032	1,239
Impaired loans with related allowance for credit losses	1,009	1,207
Related allowance for credit losses	154	211
Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Unpaid principal balance	74	95
Impaired loans	47	54
Impaired loans with related allowance for credit losses	46	45
Related allowance for credit losses	9	9
Lease Financing [Member]
Impaired Loans [Abstract]
Unpaid principal balance	146	132
Impaired loans	112	99
Impaired loans with related allowance for credit losses	112	89
Related allowance for credit losses	32	23
Total Consumer [Member]
Impaired Loans [Abstract]
Unpaid principal balance	14,959	16,804
Impaired loans	13,126	14,714
Impaired loans with related allowance for credit losses	6,181	7,988
Related allowance for credit losses	929	1,185
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	12,309	14,020
Impaired loans	10,738	12,225
Impaired loans with related allowance for credit losses	4,420	6,060
Related allowance for credit losses	525	770
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	1,886	2,135
Impaired loans	1,694	1,918
Impaired loans with related allowance for credit losses	1,133	1,421
Related allowance for credit losses	183	245
Credit Card [Member]
Impaired Loans [Abstract]
Unpaid principal balance	449	356
Impaired loans	449	356
Impaired loans with related allowance for credit losses	449	356
Related allowance for credit losses	172	136
Automobile [Member]
Impaired Loans [Abstract]
Unpaid principal balance	153	157
Impaired loans	89	87
Impaired loans with related allowance for credit losses	43	34
Related allowance for credit losses	8	5
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Unpaid principal balance	162	136
Impaired loans	156	128
Impaired loans with related allowance for credit losses	136	117
Related allowance for credit losses	41	29
Trial modifications [Member]
Impaired Loans [Abstract]
Impaired loans	$ 149	$ 194